STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Policy charges and fee income	$ 180	$ 188	$ 153
Premiums	23	4	1
Net derivative gains (losses)	(6)	(2)	(3)
Net Investment Income (Loss)	48	42	38
Investment gains (losses), net:
Total other-than-temporary impairment losses	0	(3)	(1)
Other investment gains (losses), net	0	(1)	0
Total investment gains (losses), net	0	(4)	(1)
Equity in income (loss) of AllianceBernstein	6	6	5
Other income (loss)	7	8	9
Total revenues	258	242	202
BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	54	29	41
Interest credited to policyholders’ account balances	41	43	35
Compensation and benefits	51	59	36
Commissions	120	114	121
Amortization of deferred policy acquisition costs, net	(38)	(2)	(76)
Amortization of deferred cost of reinsurance	7	7	8
Other operating costs and expenses	91	86	58
Total benefits and other deductions	326	336	223
Income (loss) from operations, before income taxes	(68)	(94)	(21)
Income tax (expense) benefit	7	35	10
Net Income (Loss)	$ (61)	$ (59)	$ (11)